Additional Information - Condensed Financial Statements of The Parent Company - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets, Current [Abstract]
Cash and cash equivalents	$ 27,083	$ 36,894
Short-term bank deposits	168,327	86,924
Short-term financial products issued by banks	71,464	84,853
Short-term investments	2,787	7,983
Prepayments and other current assets	22,593	8,779
Total current assets	328,050	261,429
Assets, Noncurrent [Abstract]
Long-term bank deposits	35,500	143,127
Long-term financial products issued by banks	61,400	20,000
Other non-current assets	18,956	10,907
Total non-current assets	371,604	413,166
Total assets	699,654	674,595
Liabilities, Current [Abstract]
Accrued expenses and other current liabilities	19,839	25,682
Total liabilities	126,993	69,846
Equity [Abstract]
Additional paid-in-capital	1,144,238	1,138,346
Treasury shares at cost	(72,739)	(79,716)
Accumulated other comprehensive (loss) income	(12,257)	(10,027)
Accumulated deficit	(486,628)	(443,901)
Total shareholders' equity	572,661	604,749	$ 728,260	$ 866,261
Total liabilities, and shareholders' equity	699,654	674,595
Common Class A
Equity [Abstract]
Ordinary shares	39	39
Common Class B
Equity [Abstract]
Ordinary shares	8	8
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	7,075	5,341
Short-term bank deposits	20,000	51,924
Short-term financial products issued by banks	50,679	84,500
Short-term investments	2,787	7,983
Amounts due from subsidiaries	627,228	634,051
Prepayments and other current assets	2,737	2,905
Total current assets	710,506	786,704
Assets, Noncurrent [Abstract]
Long-term bank deposits	15,000
Long-term financial products issued by banks	61,400	20,000
Other non-current assets	1,233	907
Investments in subsidiaries and VIEs	(106,005)	(93,103)
Total non-current assets	(28,372)	(72,196)
Total assets	682,134	714,508
Liabilities, Current [Abstract]
Amounts due to subsidiaries	108,916	109,078
Accrued expenses and other current liabilities	557	681
Total liabilities	109,473	109,759
Equity [Abstract]
Additional paid-in-capital	1,144,238	1,138,346
Treasury shares at cost	(72,739)	(79,716)
Accumulated other comprehensive (loss) income	(12,257)	(10,027)
Accumulated deficit	(486,628)	(443,901)
Total shareholders' equity	572,661	604,749
Total liabilities, and shareholders' equity	682,134	714,508
Parent Company | Common Class A
Equity [Abstract]
Ordinary shares	39	39
Parent Company | Common Class B
Equity [Abstract]
Ordinary shares	$ 8	$ 8